Amounts Pledged as Collateral for Borrowings and for Other Purposes (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 47	¥ 52
Trading account assets	12,189	9,747
Available-for-sale securities	17,922	18,000
Loans	9,107	9,520
Other assets	1,009	649
Total	¥ 40,274	¥ 37,968